Leases (Details) - Schedule of Lease Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Liabilities [Abstract]
Lease liabilities – current portion	$ 207,128	$ 184,651
Lease liabilities – non-current portion	118,979	242,187
Total	$ 326,107	$ 426,838